Segment Reporting (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)
Segment Reporting
Number of reportable segment | segment									1
Total interest income									$ 39,521	$ 36,849
Total interest expense	$ 3,734	$ 3,805	$ 3,676	$ 3,506	$ 3,203	$ 3,085	$ 2,941	$ 1,785	14,721	11,014
Net Interest Income	6,344	6,139	6,202	6,115	6,501	6,566	6,345	6,423	24,800	25,835
Provision for (reversal of) credit loss expense	125	69	105		(154)	(154)	(146)		299	(454)
Net Interest Income After Provision for (reversal of) Credit Losses									24,501	26,289
Noninterest Income	1,195	1,215	1,184	866	1,029	963	1,046	1,016
Net income	(1,849)	$ (1,820)	$ (1,740)	$ (1,993)	(2,390)	$ (2,392)	$ (2,280)	$ (1,888)	(7,402)	(8,950)
Total assets	816,656				819,449				$ 816,656	819,449
Banking segment
Segment Reporting
Number of reportable segment | segment									1
Total interest income									$ 39,521	36,849
Total interest expense									14,721	11,014
Net Interest Income									24,800	25,835
Provision for (reversal of) credit loss expense									299	(454)
Net Interest Income After Provision for (reversal of) Credit Losses									24,501	26,289
Noninterest Income									4,460	4,054
Noninterest expense (including taxes)									21,559	21,393
Net income									7,402	8,950
Total assets	$ 816,656				$ 819,449				$ 816,656	$ 819,449